Organization - Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,347,361	$ 170,078	$ 116,203	$ 85,996
Restricted cash	95,300	18,607
Accounts receivable, net	61,846	35,074
Prepaid expenses and other assets	186,181	79,443
Inventories, net	9,790	3,947
Amount due from related parties	2,235	2,735
Total current assets	1,720,713	309,884
Non-current assets:
Property and equipment, net	74,348	31,123
Intangible assets, net	37,333	29,963	50,857
Long-term investments	28,216	45,072
Prepaid expenses and other assets	46,297	32,299
Deferred tax assets	48,104	35,295
Total non-current assets	267,567	175,891
Total assets	1,988,280	485,775
Current liabilities:
Accounts payable	8,644	5,990
Accrued expenses and other payables	285,248	102,086
Advances from customers	27,155	15,459
Amount due to related parties	36,790	9,696
Short-term bank borrowings	2,013	1,858
Deferred revenue	268,241	122,218
Income tax payable	9,614	6,449
Total current liabilities	637,705	263,756
Non-current liabilities:
Accrued expenses and other payables	7,547	4,480
Deferred revenue	133,481	137,259
Unrecognized tax benefits	3,088	855
Total non-current liabilities	875,444	142,594
Total liabilities	1,513,149	406,350
Revenue
Revenue	414,190	345,670	292,124
Net loss	(561,166)	(224,955)	(107,336)
Net cash used in operating activities	(334,230)	(114,726)	(25,097)
Net cash used in investing activities	(118,614)	(29,931)	(129,442)
Net cash generated from financing activities	1,623,843	199,622	187,816
VIEs Without Recourse to the Primary Beneficiaries [Member]
Current assets:
Cash and cash equivalents	92,678	38,009
Restricted cash	28,426	6,648
Accounts receivable, net	16,353	12,341
Prepaid expenses and other assets	58,648	32,532
Inventories, net	7,570	2,742
Amount due from related parties	4	2,619
Amounts due from inter-companies	15,431	11,797
Total current assets	219,110	106,688
Non-current assets:
Property and equipment, net	24,715	10,618
Intangible assets, net	954	875
Long-term investments	4,974	6,017
Prepaid expenses and other assets	12,535	19,569
Deferred tax assets	30,153	27,723
Total non-current assets	73,331	64,802
Total assets	292,441	171,490
Current liabilities:
Accounts payable	5,484	4,557
Accrued expenses and other payables	89,489	47,311
Advances from customers	6,091	5,874
Amount due to related parties	1,235	5,122
Short-term bank borrowings	2,013	1,858
Deferred revenue	137,512	72,285
Income tax payable	1,673
Amounts due to inter-companies	55,509	101,961
Total current liabilities	299,006	238,968
Non-current liabilities:
Accrued expenses and other payables	4,190	240
Deferred revenue	61,571	115,251
Amounts due to inter-companies	180,350
Unrecognized tax benefits	2,636	403
Total non-current liabilities	248,747	115,894
Total liabilities	547,753	354,862
Revenue
Net loss	(91,124)	(56,304)	(38,100)
Net cash used in operating activities	(64,256)	(40,459)	(12,331)
Net cash used in investing activities	(22,509)	(1,343)	(8,040)
Net cash generated from financing activities	149,435	55,478	34,392
VIEs Without Recourse to the Primary Beneficiaries [Member] | Third Party Customers [Member]
Revenue
Revenue	201,413	157,519	132,404
VIEs Without Recourse to the Primary Beneficiaries [Member] | Inter-companies [Member]
Revenue
Revenue	$ 27,038	$ 16,651	$ 2,409